UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                          as of June 30, 2018 (Unaudited)

DWS RREEF Real Assets Fund

(formerly Deutsche Real Assets Fund)

	Shares	Value ($)
Common Stocks 76.4%
Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure
Extended Stay America, Inc. (Units)	146,811	3,172,586
Consumer Staples 0.7%
Food Products
Archer-Daniels-Midland Co.	38,565	1,767,434
Bunge Ltd.	24,219	1,688,306
		3,455,740
Energy 14.4%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	51,415	3,766,149
Andeavor	17,122	2,246,064
Canadian Natural Resources Ltd.	91,800	3,313,361
Cheniere Energy, Inc.*	195,598	12,751,034
Devon Energy Corp.	99,400	4,369,624
Enbridge, Inc.	113,300	4,050,584
EOG Resources, Inc.	40,858	5,083,961
Keyera Corp.	99,000	2,754,665
LUKOIL PJSC (ADR)	52,481	3,617,515
ONEOK, Inc.	116,540	8,137,988
Royal Dutch Shell PLC "A"	91,167	3,158,236
Snam SpA	474,017	1,979,296
Targa Resources Corp.	59,970	2,967,915
TOTAL SA	46,286	2,816,286
TransCanada Corp.	111,761	4,835,481
Williams Companies, Inc.	173,110	4,693,012
		70,541,171
Industrials 10.2%
Commercial Services & Supplies 2.5%
Republic Services, Inc.	73,815	5,045,994
Waste Connections, Inc.	93,911	7,069,620
		12,115,614
Construction & Engineering 1.8%
Ferrovial SA	197,077	4,033,018
VINCI SA	50,817	4,879,789
		8,912,807
Road & Rail 2.6%
CSX Corp.	103,070	6,573,805
Union Pacific Corp.	42,296	5,992,497
		12,566,302
Transportation Infrastructure 3.3%
Aeroports de Paris	5,511	1,245,757
Atlas Arteria Ltd. (Units)	627,600	2,993,884
Auckland International Airport Ltd.	472,200	2,169,507
Corp. America Airports SA*	168,100	1,418,764
Getlink	103,400	1,417,059
Japan Airport Terminal Co., Ltd.	101,344	4,752,235
Sydney Airport (Units)	458,385	2,432,092
		16,429,298
Information Technology 0.8%
IT Services
InterXion Holding NV*	64,969	4,055,365
Materials 6.1%
Chemicals 3.1%
Celanese Corp. "A"	38,966	4,327,564
CF Industries Holdings, Inc.	55,377	2,458,739
FMC Corp.	44,352	3,956,642
Nutrien Ltd.	82,884	4,507,232
		15,250,177
Metals & Mining 2.0%
ArcelorMittal	57,131	1,658,109
Franco-Nevada Corp.	12,204	890,711
Glencore PLC*	571,492	2,717,253
Rio Tinto Ltd.	45,900	2,846,953
Steel Dynamics, Inc.	41,955	1,927,832
		10,040,858
Paper & Forest Products 1.0%
Mondi PLC	179,633	4,847,860
Real Estate 29.0%
Equity Real Estate Investment Trusts (REITs) 24.8%
Agree Realty Corp.	43,677	2,304,835
Alexandria Real Estate Equities, Inc.	19,782	2,495,895
American Tower Corp.	102,435	14,768,054
Americold Realty Trust	160,361	3,531,149
Brixmor Property Group, Inc.	71,900	1,253,217
Canadian Apartment Properties REIT	125,786	4,078,848
CDL Hospitality Trusts (Units)	2,138,700	2,465,467
CoreSite Realty Corp.	44,170	4,894,919
Crown Castle International Corp.	134,845	14,538,988
CubeSmart	129,728	4,179,836
Douglas Emmett, Inc.	25,846	1,038,492
Dream Office Real Estate Investment Trust	62,845	1,120,038
Equity LifeStyle Properties, Inc.	31,848	2,926,831
Equity Residential	39,352	2,506,329
Extra Space Storage, Inc.	59,847	5,973,329
First Industrial Realty Trust, Inc.	43,900	1,463,626
Gecina SA	14,897	2,494,268
Global One Real Estate Investment Corp.	2,132	2,146,797
Granite Real Estate Investment Trust	66,086	2,695,418
Great Portland Estates PLC	125,009	1,177,955
Hammerson PLC	335,481	2,308,866
Link REIT	387,068	3,531,939
Merlin Properties Socimi SA	168,878	2,457,786
Mirvac Group	1,021,237	1,642,775
Physicians Realty Trust	114,800	1,829,912
Premier Investment Corp.	644	653,811
Public Storage	12,800	2,903,808
Rexford Industrial Realty, Inc.	72,431	2,273,609
Ryman Hospitality Properties, Inc.	18,000	1,496,700
SBA Communications Corp. *	14,601	2,410,917
Segro PLC	349,994	3,088,425
STORE Capital Corp.	129,369	3,544,711
Suntec Real Estate Investment Trust	820,500	1,042,357
UNITE Group PLC	329,448	3,738,518
Welltower, Inc.	86,560	5,426,446
Weyerhaeuser Co.	148,321	5,407,784
		121,812,655
Real Estate Management & Development 4.2%
CapitaLand Ltd.	1,262,700	2,928,247
Castellum AB	147,946	2,398,053
Essential Properties Realty Trust, Inc. *	82,578	1,118,106
Henderson Land Development Co., Ltd.	252,480	1,331,860
Hongkong Land Holdings Ltd.	403,000	2,882,490
Hufvudstaden AB "A"	110,548	1,581,701
Mitsubishi Estate Co., Ltd.	68,900	1,205,557
New World Development Co., Ltd.	874,000	1,228,683
NTT Urban Development Corp.	174,600	1,877,238
PSP Swiss Property AG (Registered)	15,152	1,405,884
Vonovia SE	54,624	2,597,409
		20,555,228
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.6%
Cellnex Telecom SA 144A	116,782	2,939,550
Wireless Telecommunication Services 0.4%
Sarana Menara Nusantara Tbk PT	39,858,346	1,730,549
Utilities 13.5%
Electric Utilities 1.0%
Evergy, Inc.	57,111	3,206,783
Red Electrica Corp. SA	76,600	1,558,391
		4,765,174
Gas Utilities 3.7%
ENN Energy Holdings Ltd.	505,662	4,997,239
Hong Kong & China Gas Co., Ltd.	3,798,060	7,258,118
Tokyo Gas Co., Ltd.	220,908	5,868,521
		18,123,878
Multi-Utilities 4.7%
Ameren Corp.	64,200	3,906,570
Consolidated Edison, Inc.	53,702	4,187,682
National Grid PLC	275,907	3,054,034
NiSource, Inc.	225,147	5,916,863
Sempra Energy	52,360	6,079,519
		23,144,668
Water Utilities 4.1%
American Water Works Co., Inc.	71,319	6,089,216
Severn Trent PLC	294,711	7,689,010
SJW Group	14,917	987,804
United Utilities Group PLC	548,848	5,518,457
		20,284,487
Total Common Stocks (Cost $344,099,109)		374,743,967
Exchange-Traded Fund 1.1%
iShares Global Timber & Forestry ETF (Cost $5,095,165)	72,122	5,634,170
	Principal Amount ($)	Value ($)
Government & Agency Obligations 20.1%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040	3,872,899	4,868,034
2.375%, 1/15/2027	4,983,951	5,668,883
3.625%, 4/15/2028	4,276,248	5,428,489
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2020	3,183,118	3,149,177
0.125%, 1/15/2022	3,452,614	3,393,547
0.125%, 1/15/2023	5,740,639	5,611,823
0.125%, 7/15/2024	7,267,680	7,064,569
0.25%, 1/15/2025	2,744,336	2,669,156
0.625%, 1/15/2026	5,595,697	5,565,255
U.S. Treasury Notes:
0.75%, 8/31/2018	11,522,000	11,500,186
1.0%, 11/30/2018	11,418,000	11,367,154
1.125%, 1/31/2019	11,159,000	11,090,128
1.375%, 7/31/2019	10,594,000	10,479,370
1.625%, 4/30/2019	10,929,000	10,866,244
Total Government & Agency Obligations (Cost $99,041,557)		98,722,015
	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $4,205,850)	4,205,850	4,205,850
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $452,441,681)	98.5	483,306,002
Other Assets and Liabilities, Net	1.5	7,140,960
Net Assets	100.0	490,446,962

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 3/31/2018	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (a) (b)
4,490,880	—	4,490,880	—	—	15,749	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (a)
1,898,687	76,454,921	74,147,758	—	—	39,028	—	4,205,850	4,205,850
6,389,567	76,454,921	78,638,638	—	—	54,777	—	4,205,850	4,205,850

* Non-income producing security.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
PJSC: Public Joint Stock Company
At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	9/28/2018	26	1,875,981	2,041,780	165,799
Coffee C Futures	USD	9/18/2018	38	1,684,822	1,640,175	(44,647)
Copper Futures	USD	9/26/2018	89	6,968,676	6,599,350	(369,326)
Corn Futures	USD	12/14/2018	246	4,594,911	4,566,375	(28,536)
Cotton No. 2 Futures	USD	12/6/2018	17	667,243	713,320	46,077
Gasoline RBOB Futures	USD	10/31/2018	22	1,591,456	1,839,776	248,320
Gold 100 oz. Futures	USD	8/29/2018	55	7,271,737	6,899,750	(371,987)
Lean Hogs Futures	USD	10/12/2018	100	2,808,966	2,391,000	(417,966)
Live Cattle Futures	USD	10/31/2018	138	5,889,797	6,073,380	183,583
LME Nickel Futures	USD	9/17/2018	32	2,615,106	2,859,744	244,638
LME Primary Aluminium Futures	USD	9/17/2018	78	4,104,154	4,156,913	52,759
LME Zinc Futures	USD	9/17/2018	24	1,931,717	1,714,200	(217,517)
Natural Gas Futures	USD	8/29/2018	84	2,345,780	2,436,840	91,060
NY Harbor Futures	USD	10/31/2018	16	1,475,432	1,497,082	21,650
Palladium Futures	USD	12/27/2018	15	1,412,535	1,418,400	5,865
Platinum Futures	USD	10/29/2018	23	991,657	986,355	(5,302)
Silver Futures	USD	9/26/2018	18	1,471,868	1,457,820	(14,048)
Soybean Futures	USD	11/14/2018	54	2,785,758	2,376,000	(409,758)
Soybean Meal Futures	USD	1/14/2019	29	1,065,778	951,200	(114,578)
Sugar Futures	USD	9/28/2018	54	713,248	740,880	27,632
Wheat Futures	USD	12/14/2018	58	1,525,609	1,498,575	(27,034)
WTI Crude Futures	USD	10/22/2018	79	5,278,052	5,542,640	264,588
Total net unrealized depreciation					60,401,555	(668,728)

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Primary Aluminium Futures	USD	9/17/2018	33	1,795,592	1,758,694	36,898

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2018, the Fund held $59,920,668 in the Subsidiary, representing 12% of the Fund's assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,172,586	$—	$—	$3,172,586
Consumer Staples	3,455,740	—	—	3,455,740
Energy	62,587,353	7,953,818	—	70,541,171
Industrials	26,100,680	23,923,341	—	50,024,021
Information Technology	4,055,365	—	—	4,055,365
Materials	18,068,720	12,070,175	—	30,138,895
Real Estate	96,181,797	46,186,086	—	142,367,883
Telecommunication Services	—	4,670,099	—	4,670,099
Utilities	30,374,437	35,943,770	—	66,318,207
Exchange-Traded Fund	5,634,170	—	—	5,634,170
Government & Agency Obligations	—	98,722,015	—	98,722,015
Short-Term Investments	4,205,850	—	—	4,205,850
Derivatives (c)
Futures Contracts	1,388,869	—	—	1,388,869
Total	$255,225,567	$229,469,304	$—	$484,694,871
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Futures Contracts	$(2,020,699)	$—	$—	$(2,020,699)
Total	$(2,020,699)	$—	$—	$(2,020,699)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ (631,830)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Assets Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018